Cost and Expenses by Nature - Summary of Sales and Administrative Expenses (Parenthetical) (Details) - MXN ($) $ in Thousands		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment	[1]	$ 396,054	$ 302,438
IPO related services incurred		93,075
Expense recognized for IPO related services		69,806
Net proceeds to be capitalized from issuance of shares due to IPO		23,269
Options granted
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment		375,280	178,157
Exit options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment		$ 20,774	$ 124,281

[1]	The share-based payments in the nine-month periods ended September 30, 2024 and 2023 were comprised of Ps. 375,280 and Ps. 178,157, respectively, in respect of options granted under the Plan. In addition, the share-based payments in the nine-month periods ended September 30, 2024 and 2023 were comprised of Ps. 20,774 and Ps. 124,281, respectively, in respect of Exit Options. (See Note 17).